Payables, Accruals and Provisions (Tables)	6 Months Ended
Jun. 30, 2020
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Schedule of Payables, Accruals and Provisions

	June 30,	December 31,

	2020	2019

Trade payables	177	265

Current tax liabilities (1)	185	124

Accruals	609	801

Provisions	94	119

Other current liabilities	80	64

Total payables, accruals and provisions	1,145	1,373

(1)	Includes $214 million (2019—$204 million) of uncertain tax positions, that were partially offset by tax receivables in the same jurisdictions.